Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 3: CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	June 30, 2018	December 31, 2017
Cash on hand and at banks	$26,208	$60,088
Short-term deposits	23,258	21,063
Total cash and cash equivalents	$49,466	$81,151

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

In restricted cash there is an amount of $2,598 as of June 30, 2018 and $5,307 as of December 31, 2017 held in retention accounts in order to service debt and interest payments, as required by certain of Navios Acquisition’s credit facilities.